Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2017	2016
Not repledged	$-	$27,388
Total	$-	$27,388